ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 491,369	$ 482,384
Less: allowance for doubtful debts	(265,931)	(210,757)	$ (168,786)	$ (143,334)
Accounts receivable, net	225,438	271,627
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	480,227	466,259
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	4,224	8,427
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 6,918	$ 7,698